Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

Note 9. Income Taxes

The consolidated provision for income taxes consists of the following:

	2017	2016	2015
Currently payable
Federal	$257,886	$884,743	$2,288,766
State	(72,489)	53,015	276,519

	185,397	937,758	2,565,285
Deferred tax expense (benefit)	3,885,194	673,977	(86,251)

Income tax expense	$4,070,591	$1,611,735	$2,479,034

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2017	2016	2015
Federal taxes based on statutory rate	$2,643,207	$2,838,452	$3,423,098
State income taxes, net of federal benefit	(47,843)	46,972	182,503
Tax-exempt investment interest	(1,074,443)	(1,133,970)	(928,246)
Revaluation of net deferred tax assets as a result of the Tax Cuts and Jobs Act	2,558,859	—	—
Other, net	(9,189)	(139,719)	(198,321)

Income tax expense	$4,070,591	$1,611,735	$2,479,034

The Tax Cuts and Jobs Act (the “Tax Act”), enacted on December 22, 2017, among other things, permanently lowered the statutory federal corporate tax rate from 35% to 21%, effective for tax years including or beginning January 1, 2018. Under the guidance of ASC 740, “Income Taxes” (“ASC 740”), the Company revalued its net deferred tax assets on the date of enactment based on the reduction in the overall future tax benefit expected to be realized at the lower tax rate implemented by the new legislation. After reviewing the Company’s inventory of deferred tax assets and liabilities on the date of enactment and giving consideration to the future impact of the lower corporate tax rates and other provisions of the new legislation, the Company’s revaluation of its net deferred tax assets was $2,588,859, which was included in “Income tax expense” in the Consolidated Statements of Income. Although in the normal course of business the Company is required to make estimates and assumptions for certain tax items which cannot be fully determined at period end, the Company did not identify items for which the income tax effects of the Tax Act have not been completed as of December 31, 2017 and, therefore, considers its accounting for the tax effects of the Tax Act on its deferred tax assets and liabilities to be complete as of December 31, 2017.

At December 31, 2017 and December 31, 2016, net deferred tax assets consist of the following:

	2017	2016
Deferred tax assets
Allowance for loan losses	$753,297	$1,455,743
Deferred compensation liability	2,150,913	3,375,924
Alternative minimum tax	667,280	—
Unrealized loss on securities available-for-sale	2,734,500	6,376,702
Other	608,913	576,946

Total	6,914,903	11,785,315
Deferred tax liabilities
Premises and equipment	1,358,165	1,042,833
Other	193,988	107,813

Total	1,552,153	1,150,646

Net deferred tax asset	$5,362,750	$10,634,669

The net deferred tax asset was $5,362,750 and $10,634,669 at December 31, 2017 and 2016, respectively. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2017, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2017, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest or penalties related to income tax matters in income tax expense.

The Company and the Bank file a consolidated United States federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2014 through 2017. The Company and Bank’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2014 through 2017.